Earnings Per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Basic earnings per share
Net income attributable to common shareholders	$ 3,186	$ 3,028	$ 8,628	$ 8,157
Weighted-average number of common shares outstanding (millions)	1,825.3	1,830.0	1,828.4	1,838.4
Basic earnings per share (Canadian dollars)	$ 1.75	$ 1.65	$ 4.72	$ 4.44
Diluted earnings per share
Net income attributable to common shareholders	$ 3,186	$ 3,028	$ 8,628	$ 8,157
Net income available to common shareholders including impact of dilutive securities	$ 3,186	$ 3,028	$ 8,628	$ 8,157
Weighted-average number of common shares outstanding (millions)	1,825.3	1,830.0	1,828.4	1,838.4
Stock options potentially exercisable (millions)	3.3	4.0	3.2	4.2
Weighted-average number of common shares outstanding - diluted (millions)	1,828.6	1,834.0	1,831.6	1,842.6
Diluted earnings per share (Canadian dollars)	$ 1.74	$ 1.65	$ 4.71	$ 4.43